Income Taxes - Summary of Current and Deferred Component of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	¥ 285,682,721	$ 41,550,828	¥ 353,218,915	¥ 144,628,149
Deferred income tax expenses	(127,952,203)	(18,609,876)	(97,672,912)	(17,787,699)
Income tax expenses	¥ 157,730,518	$ 22,940,952	¥ 255,546,003	¥ 126,840,450